Schedule of Investments(a)
March 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.67%
Aerospace & Defense–0.35%
Mercury Systems, Inc.(b)(c)	169,805	$10,943,932
Air Freight & Logistics–0.90%
GXO Logistics, Inc.(b)	388,499	27,715,519
Alternative Carriers–1.12%
Iridium Communications, Inc.(b)(c)	858,945	34,632,662
Apparel, Accessories & Luxury Goods–0.75%
Kontoor Brands, Inc.(c)	564,417	23,338,643
Application Software–9.68%
Altair Engineering, Inc., Class A(b)(c)	469,261	30,220,408
Avalara, Inc.(b)	197,176	19,620,984
Black Knight, Inc.(b)(c)	346,544	20,096,087
Blackline, Inc.(b)(c)	401,327	29,385,163
Cerence, Inc.(b)	270,111	9,751,007
Descartes Systems Group, Inc. (The) (Canada)(b)	220,466	16,151,339
Duck Creek Technologies, Inc.(b)(c)	706,291	15,623,157
Five9, Inc.(b)(c)	213,946	23,619,638
Guidewire Software, Inc.(b)(c)	248,360	23,499,823
Manhattan Associates, Inc.(b)	188,212	26,106,887
Matterport, Inc.(b)(c)	392,068	3,183,592
Olo, Inc., Class A(b)(c)	1,184,228	15,691,021
Pegasystems, Inc.	90,305	7,283,098
Q2 Holdings, Inc.(b)(c)	193,268	11,914,972
Sprout Social, Inc., Class A(b)	250,206	20,046,505
Workiva, Inc.(b)	236,061	27,855,198
		300,048,879
Auto Parts & Equipment–2.28%
Fox Factory Holding Corp.(b)(c)	252,523	24,734,628
Gentherm, Inc.(b)(c)	285,951	20,885,861
Visteon Corp.(b)	230,371	25,140,387
		70,760,876
Biotechnology–7.31%
Abcam PLC (United Kingdom)(b)	1,414,030	25,546,582
ALX Oncology Holdings, Inc.(b)(c)	288,728	4,879,503
Ascendis Pharma A/S, ADR (Denmark)(b)	172,126	20,200,707
CareDx, Inc.(b)(c)	864,743	31,986,844
ChemoCentryx, Inc.(b)	612,492	15,355,174
Fate Therapeutics, Inc.(b)	439,137	17,025,341
Halozyme Therapeutics, Inc.(b)(c)	889,647	35,479,122
Intellia Therapeutics, Inc.(b)(c)	159,568	11,595,807
Iovance Biotherapeutics, Inc.(b)(c)	688,821	11,468,870
Mirati Therapeutics, Inc.(b)(c)	175,845	14,457,976
Natera, Inc.(b)	559,060	22,742,561
Twist Bioscience Corp.(b)(c)	319,799	15,791,675
		226,530,162
Building Products–1.22%
Builders FirstSource, Inc.(b)(c)	314,477	20,296,346
Trex Co., Inc.(b)(c)	269,085	17,579,323
		37,875,669
Shares		Value
Casinos & Gaming–0.63%
Penn National Gaming, Inc.(b)	457,113	$19,390,733
Communications Equipment–0.60%
Calix, Inc.(b)	434,564	18,647,141
Construction & Engineering–3.29%
AECOM	548,521	42,131,898
Construction Partners, Inc.(b)(c)	930,005	24,347,531
Valmont Industries, Inc.	148,733	35,487,694
		101,967,123
Construction Machinery & Heavy Trucks–0.28%
Terex Corp.	244,327	8,712,701
Construction Materials–0.86%
Eagle Materials, Inc.	206,705	26,532,654
Consumer Electronics–0.71%
Sonos, Inc.(b)(c)	780,796	22,034,063
Data Processing & Outsourced Services–1.12%
ExlService Holdings, Inc.(b)(c)	82,984	11,889,118
Flywire Corp.(b)	748,526	22,889,925
		34,779,043
Distributors–1.01%
Pool Corp.	73,786	31,200,410
Electrical Components & Equipment–1.34%
Shoals Technologies Group, Inc., Class A(b)	1,025,848	17,480,450
Vicor Corp.(b)	342,293	24,148,771
		41,629,221
Electronic Components–0.94%
Littelfuse, Inc.	116,510	29,058,759
Electronic Manufacturing Services–0.86%
Fabrinet (Thailand)(b)(c)	253,704	26,671,902
Environmental & Facilities Services–1.31%
Clean Harbors, Inc.(b)	362,536	40,473,519
Financial Exchanges & Data–1.96%
Morningstar, Inc.	139,593	38,132,620
TMX Group Ltd. (Canada)	220,269	22,655,032
		60,787,652
Food Distributors–0.94%
Performance Food Group Co.(b)	573,837	29,214,042
Health Care Equipment–8.04%
AtriCure, Inc.(b)	550,431	36,146,804
CONMED Corp.	93,359	13,868,479
CryoPort, Inc.(b)(c)	701,395	24,485,699
Inari Medical, Inc.(b)	390,587	35,402,806
Insulet Corp.(b)	97,786	26,049,213
iRhythm Technologies, Inc.(b)	336,751	53,028,180
Mesa Laboratories, Inc.(c)	100,477	25,609,578

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Shares		Value
Health Care Equipment–(continued)
Tandem Diabetes Care, Inc.(b)	296,281	$34,454,517
		249,045,276
Health Care Services–2.72%
Amedisys, Inc.(b)(c)	122,787	21,154,972
Chemed Corp.	49,248	24,946,575
LHC Group, Inc.(b)	178,207	30,045,700
R1 RCM, Inc.(b)	302,729	8,101,028
		84,248,275
Health Care Technology–1.10%
Omnicell, Inc.(b)(c)	177,645	23,003,251
Schrodinger, Inc.(b)(c)	323,055	11,022,637
		34,025,888
Home Improvement Retail–0.67%
Floor & Decor Holdings, Inc., Class A(b)	254,091	20,581,371
Homebuilding–0.68%
Installed Building Products, Inc.	249,399	21,071,721
Hotels, Resorts & Cruise Lines–1.09%
Marriott Vacations Worldwide Corp.	214,842	33,880,583
Human Resource & Employment Services–1.12%
ASGN, Inc.(b)	297,750	34,750,402
Industrial Machinery–4.15%
Chart Industries, Inc.(b)(c)	144,733	24,860,787
Evoqua Water Technologies Corp.(b)	1,096,304	51,504,362
Kennametal, Inc.	40,457	1,157,475
Kornit Digital Ltd. (Israel)(b)	279,185	23,085,808
Nordson Corp.	122,553	27,829,335
		128,437,767
Industrial REITs–1.27%
EastGroup Properties, Inc.	163,308	33,197,250
Terreno Realty Corp.	82,280	6,092,834
		39,290,084
Insurance Brokers–0.77%
BRP Group, Inc., Class A(b)(c)	887,888	23,822,035
Internet & Direct Marketing Retail–1.69%
Overstock.com, Inc.(b)(c)	527,511	23,213,122
Shutterstock, Inc.	312,513	29,088,710
		52,301,832
Investment Banking & Brokerage–1.99%
LPL Financial Holdings, Inc.	336,828	61,531,739
IT Consulting & Other Services–0.42%
Endava PLC, ADR (United Kingdom)(b)(c)	96,631	12,854,822
Leisure Facilities–1.03%
Planet Fitness, Inc., Class A(b)(c)	376,783	31,830,628
Life Sciences Tools & Services–3.87%
Maravai LifeSciences Holdings, Inc., Class A(b)	519,370	18,318,180
NanoString Technologies, Inc.(b)(c)	736,253	25,584,792
Repligen Corp.(b)	173,479	32,629,665
Syneos Health, Inc.(b)	536,804	43,454,284
		119,986,921
Shares		Value
Motorcycle Manufacturers–0.83%
Harley-Davidson, Inc.(c)	654,980	$25,806,212
Oil & Gas Exploration & Production–1.59%
Matador Resources Co.(c)	510,628	27,053,071
Oasis Petroleum, Inc.	152,669	22,335,475
		49,388,546
Paper Packaging–0.65%
Ranpak Holdings Corp.(b)(c)	986,025	20,144,491
Personal Products–0.68%
Beauty Health Co. (The)(b)(c)	1,240,043	20,931,926
Pharmaceuticals–0.51%
Arvinas, Inc.(b)(c)	235,104	15,822,499
Property & Casualty Insurance–0.20%
Hanover Insurance Group, Inc. (The)	40,952	6,123,143
Regional Banks–0.47%
Silvergate Capital Corp., Class A(b)	95,653	14,402,472
Research & Consulting Services–1.25%
Clarivate PLC(b)(c)	830,751	13,923,387
KBR, Inc.	455,383	24,923,111
		38,846,498
Restaurants–1.72%
Texas Roadhouse, Inc.(c)	339,128	28,395,187
Wingstop, Inc.(c)	212,854	24,978,417
		53,373,604
Semiconductors–8.20%
Allegro MicroSystems, Inc. (Japan)(b)	1,161,190	32,977,796
Ambarella, Inc.(b)	268,651	28,186,863
Impinj, Inc.(b)(c)	347,692	22,092,350
Lattice Semiconductor Corp.(b)	1,099,550	67,017,572
MACOM Technology Solutions Holdings, Inc.(b)	225,247	13,485,538
Power Integrations, Inc.	307,845	28,531,075
Semtech Corp.(b)	343,276	23,802,758
Silicon Laboratories, Inc.(b)(c)	253,583	38,088,166
		254,182,118
Specialty Chemicals–2.23%
Aspen Aerogels, Inc.(b)	215,635	7,435,095
Axalta Coating Systems Ltd.(b)	847,593	20,833,836
Element Solutions, Inc.	1,869,720	40,946,868
		69,215,799
Specialty Stores–1.55%
Five Below, Inc.(b)(c)	149,812	23,725,726
National Vision Holdings, Inc.(b)(c)	558,515	24,334,499
		48,060,225
Steel–1.32%
Cleveland-Cliffs, Inc.(b)(c)	1,271,745	40,962,906
Systems Software–3.24%
KnowBe4, Inc., Class A(b)	1,269,214	29,217,306
Qualys, Inc.(b)	271,724	38,696,215
Rapid7, Inc.(b)(c)	290,660	32,333,019
		100,246,540
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Shares		Value
Trading Companies & Distributors–1.87%
SiteOne Landscape Supply, Inc.(b)	134,550	$21,755,389
WESCO International, Inc.(b)	278,763	36,278,217
		58,033,606
Trucking–1.29%
Saia, Inc.(b)(c)	163,916	39,965,999
Total Common Stocks & Other Equity Interests (Cost $2,459,325,928)		3,026,111,233
Money Market Funds–2.61%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(d)(e)	28,628,861	28,628,861
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(d)(e)	19,473,410	19,467,568
Invesco Treasury Portfolio, Institutional Class, 0.16%(d)(e)	32,718,699	32,718,699
Total Money Market Funds (Cost $80,815,126)		80,815,128
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.28% (Cost $2,540,141,054)		3,106,926,361
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–10.90%
Invesco Private Government Fund, 0.31%(d)(e)(f)	101,005,730	$101,005,730
Invesco Private Prime Fund, 0.34%(d)(e)(f)	236,891,101	236,867,407
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $337,874,349)		337,873,137
TOTAL INVESTMENTS IN SECURITIES–111.18% (Cost $2,878,015,403)		3,444,799,498
OTHER ASSETS LESS LIABILITIES—(11.18)%		(346,487,371)
NET ASSETS–100.00%		$3,098,312,127
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$32,241,983	$54,169,116	$(57,782,238)	$-	$-	$28,628,861	$4,418
Invesco Liquid Assets Portfolio, Institutional Class	22,057,639	38,692,226	(41,273,027)	-	(9,270)	19,467,568	2,252
Invesco Treasury Portfolio, Institutional Class	36,847,981	61,907,560	(66,036,844)	2	-	32,718,699	2,631
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	206,465,257	151,462,090	(256,921,617)	-	-	101,005,730	31,796*
Invesco Private Prime Fund	480,543,174	352,651,183	(596,256,428)	45,457	(115,979)	236,867,407	104,302*
Total	$778,156,034	$658,882,175	$(1,018,270,154)	$45,459	$(125,249)	$418,688,265	$145,399

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,000,564,651	$25,546,582	$—	$3,026,111,233
Money Market Funds	80,815,128	337,873,137	—	418,688,265
Total Investments	$3,081,379,779	$363,419,719	$—	$3,444,799,498
Invesco Small Cap Growth Fund